Supplemental Cash Flow Information - Details of Income Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Taxes [Line Items]
Operating activities	$ (193)	$ (172)
Investing activities	(7)	(850)
Total income taxes paid	(216)	(1,066)
Discontinued Operations [member]
Disclosure Of Income Taxes [Line Items]
Operating activities	0	(2)
Investing activities	$ (16)	$ (42)